Cash And Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2014
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalent
	June 30, 2014	December 31, 2013
Cash on hand and at banks	$ 44,118	$ 78,458
Short-term deposits	17,170	4,377
Total cash and cash equivalents	$ 61,288	$ 82,835